Consolidated Balance Sheets (Parenthetical) - 10-K - $ / shares	Jun. 30, 2022	Jun. 21, 2022	Dec. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020
Shareholder's equity:
Preferred stock, par value (in dollars per share)	$ 0.01		$ 0.01			$ 0.01
Preferred stock, authorized (in shares)	10,000,000		10,000,000			10,000,000
Preferred stock, issued (in shares)	0		0			0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01			$ 0.01
Common stock, authorized (in shares)	300,000,000		300,000,000			300,000,000
Common stock, issued (in shares)	145,000,000		145,000,000			145,000,000
Common stock, outstanding (in shares)	145,000,000		145,000,000	145,000,000.00	100	145,000,000